Net Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Net Finance Expenses

	Year ended December 31, 2019	Year ended December 31, 2018

Interest income	$521	$582

Accretion expense on decommissioning and restoration liability	(1,104)	(657)

Interest expense	(33,048)	(34,628)

Amortization of deferred financing costs	(3,726)	(4,216)

Other finance costs*	(1,280)	(1,645)

	$(38,637)	$(40,564)
*Included in other finance costs for the year ended December 31, 2019 is $165 (2018 - $nil) related to interest on lease liabilities (Note 10).